Premises And Equipment, Net (Schedule Of Future Minimum Rental Commitments) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012
Premises And Equipment, Net [Abstract]
Due in 2013	$ 1,247
Due in 2014	1,116
Due in 2015	993
Due in 2016	906
Due in 2017	874
Due Thereafter	7,188
Total Future Minimum Payments Due	$ 12,324